Columbia Overseas Value Fund I & W | Columbia Overseas Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Overseas Value Fund I & W Columbia Overseas Value Fund	Class I Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Overseas Value Fund I & W Columbia Overseas Value Fund		Class I Shares	Class W Shares
Management fees		0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[1]	2.15%	2.35%
Total annual Fund operating expenses		3.02%	3.47%
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency and/or other fees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Overseas Value Fund Columbia Overseas Value Fund I & W (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	305	933	1,587	3,336
Class W Shares	350	1,065	1,803	3,747

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended February 28, 2010, the Fund's portfolio turnover rate was 62% of the average value of its portfolio. During the most recent fiscal year, the Fund's portfolio turnover rate (unaudited) was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than  $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund normally invests in common stocks and may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

  normally invests no more than 5% of its total assets in a single security.

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations).

  generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  a company's current operating margins relative to its historic range and future potential.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Currency Risk -- Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I and Class W shares commenced operations on March 30, 2011 and therefore performance information for these classes is not yet available. The returns shown in the bar chart for all periods are the returns of Class Z shares of the Fund. The average annual total return table includes the returns of Class Z shares, which are not offered in this prospectus. Class I shares and Class W shares would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Z shares and Class I shares or Class W shares. If differences in expenses were reflected, the performance for Class W shares would be lower than the performance shown for Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:     2nd quarter 2009:        32.29%

Worst:    1st quarter 2009:       -15.94%

Average Annual Total Return as of December 31, 2010

The table below compares the Fund's returns for each period with those of the Morgan Stanley Capital International Europe, Australasia Far East (MSCI EAFE) Value Index, which is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Average Annual Total Returns Columbia Overseas Value Fund Columbia Overseas Value Fund I & W	Inception Date	1 Year	Life of Fund (March 31, 2008)
Class Z Shares	Mar 31, 2008	4.64%	(6.35%)
Class Z Shares After Taxes on Distributions		4.58%	(6.83%)
Class Z Shares After Taxes on Distributions and Sales		3.70%	(5.38%)
MSCI EAFE Value Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		3.25%	(5.42%)

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Overseas Value Fund I & W | Columbia Overseas Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Overseas Value Fund I & W Columbia Overseas Value Fund	Class I Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Overseas Value Fund I & W Columbia Overseas Value Fund		Class I Shares	Class W Shares
Management fees		0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[1]	2.15%	2.35%
Total annual Fund operating expenses		3.02%	3.47%
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency and/or other fees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Overseas Value Fund Columbia Overseas Value Fund I & W (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	305	933	1,587	3,336
Class W Shares	350	1,065	1,803	3,747

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended February 28, 2010, the Fund's portfolio turnover rate was 62% of the average value of its portfolio. During the most recent fiscal year, the Fund's portfolio turnover rate (unaudited) was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than  $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund normally invests in common stocks and may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

  normally invests no more than 5% of its total assets in a single security.

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations).

  generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  a company's current operating margins relative to its historic range and future potential.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Currency Risk -- Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I and Class W shares commenced operations on March 30, 2011 and therefore performance information for these classes is not yet available. The returns shown in the bar chart for all periods are the returns of Class Z shares of the Fund. The average annual total return table includes the returns of Class Z shares, which are not offered in this prospectus. Class I shares and Class W shares would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Z shares and Class I shares or Class W shares. If differences in expenses were reflected, the performance for Class W shares would be lower than the performance shown for Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best:     2nd quarter 2009:        32.29%

Worst:    1st quarter 2009:       -15.94%

Average Annual Total Return as of December 31, 2010

The table below compares the Fund's returns for each period with those of the Morgan Stanley Capital International Europe, Australasia Far East (MSCI EAFE) Value Index, which is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Average Annual Total Returns Columbia Overseas Value Fund Columbia Overseas Value Fund I & W	Inception Date	1 Year	Life of Fund (March 31, 2008)
Class Z Shares	Mar 31, 2008	4.64%	(6.35%)
Class Z Shares After Taxes on Distributions		4.58%	(6.83%)
Class Z Shares After Taxes on Distributions and Sales		3.70%	(5.38%)
MSCI EAFE Value Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		3.25%	(5.42%)

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Shareholder Fees (Columbia Overseas Value Fund I & W, Columbia Overseas Value Fund)	0 Months Ended
Mar. 30, 2011
Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (Columbia Overseas Value Fund I & W, Columbia Overseas Value Fund)	0 Months Ended
Mar. 30, 2011
Class I Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	2.15% [1]
Total Annual Fund Operating Expenses	3.02%
Class W Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	2.35% [1]
Total Annual Fund Operating Expenses	3.47%

[1]	Other expenses have been restated to reflect contractual changes to the transfer agency and/or other fees.

Annual Total Returns (Columbia Overseas Value Fund I & W, Columbia Overseas Value Fund, Class Z Shares)	0 Months Ended
Mar. 30, 2011
Bar Chart Table:
Annual Return 2009	33.73%
Annual Return 2010	4.64%

Average Annual Total Returns (Columbia Overseas Value Fund I & W, Columbia Overseas Value Fund)	0 Months Ended
Mar. 30, 2011
Class Z Shares
Average Annual Return:
1 Year	4.64%
Life of Fund (March 31, 2008)	(6.35%)
Inception Date	Mar 31, 2008
Class Z Shares | After Taxes on Distributions
Average Annual Return:
1 Year	4.58%
Life of Fund (March 31, 2008)	(6.83%)
Class Z Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.70%
Life of Fund (March 31, 2008)	(5.38%)
MSCI EAFE Value Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	3.25%
Life of Fund (March 31, 2008)	(5.42%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2011
Prospectus Date	rr_ProspectusDate	Mar 30, 2011
Columbia Overseas Value Fund I & W | Columbia Overseas Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended February 28, 2010, the Fund's portfolio turnover rate was 62% of the average value of its portfolio. During the most recent fiscal year, the Fund's portfolio turnover rate (unaudited) was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than  $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund normally invests in common stocks and may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

  normally invests no more than 5% of its total assets in a single security.

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations).

  generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  a company's current operating margins relative to its historic range and future potential.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Currency Risk -- Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I and Class W shares commenced operations on March 30, 2011 and therefore performance information for these classes is not yet available. The returns shown in the bar chart for all periods are the returns of Class Z shares of the Fund. The average annual total return table includes the returns of Class Z shares, which are not offered in this prospectus. Class I shares and Class W shares would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Z shares and Class I shares or Class W shares. If differences in expenses were reflected, the performance for Class W shares would be lower than the performance shown for Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns
During this Period

Best:     2nd quarter 2009:        32.29%

Worst:    1st quarter 2009:       -15.94%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the Fund's returns for each period with those of the Morgan Stanley Capital International Europe, Australasia Far East (MSCI EAFE) Value Index, which is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Overseas Value Fund I & W | Columbia Overseas Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,336
Columbia Overseas Value Fund I & W | Columbia Overseas Value Fund | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	350
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,747
Columbia Overseas Value Fund I & W | Columbia Overseas Value Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2009	rr_AnnualReturn2009	33.73%
Annual Return 2010	rr_AnnualReturn2010	4.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	1st quarter 2009:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.94%)
1 Year	rr_AverageAnnualReturnYear01	4.64%
Life of Fund (March 31, 2008)	rr_AverageAnnualReturnSinceInception	(6.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Columbia Overseas Value Fund I & W | Columbia Overseas Value Fund | Class Z Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.58%
Life of Fund (March 31, 2008)	rr_AverageAnnualReturnSinceInception	(6.83%)
Columbia Overseas Value Fund I & W | Columbia Overseas Value Fund | Class Z Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.70%
Life of Fund (March 31, 2008)	rr_AverageAnnualReturnSinceInception	(5.38%)
Columbia Overseas Value Fund I & W | Columbia Overseas Value Fund | MSCI EAFE Value Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%
Life of Fund (March 31, 2008)	rr_AverageAnnualReturnSinceInception	(5.42%)
[1]	Other expenses have been restated to reflect contractual changes to the transfer agency and/or other fees.